SUPPLEMENT TO THE FIDELITY
ASSET MANAGER: GROWTHSM
NOVEMBER 23, 1999 PROSPECTUS

   The following information replaces similar information found under the heading "Fee Table"in the "Fund Summary" section on page 5.






   ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

Management fee               0.58%

Distribution and Service     None
(12b-1) fee

Other expenses               0.25%

Total annual fund operating  0.83%
expenses


The following information replaces similar information found in the "Fund Management" section on page 23.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 23.

(small solid bullet) Fidelity Investments Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

The following information replaces similar information found in the "Fund Management" section on page 24.

FMR pays FIMM, FMR U.K., and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE FIDELITY(registered trademark) ASSET MANAGERSM FUNDS NOVEMBER 23, 1999 PROSPECTUS

   The following information replaces similar information found in the "Fee Table" section on page 7.

ASSET MANAGER: INCOME      Management fee               0.43%

                           Distribution and Service     None
                           (12b-1) fee

                           Other expenses               0.26%

                           Total annual fund operating  0.69%
                           expensesA

ASSET MANAGER              Management fee               0.53%

                           Distribution and Service     None
                           (12b-1) fee

                           Other expenses               0.22%

                           Total annual fund operating  0.75%
                           expenses

ASSET MANAGER: GROWTH      Management fee               0.58%

                           Distribution and Service     None
                           (12b-1) fee

                           Other expenses               0.25%

                           Total annual fund operating  0.83%
                           expenses

ASSET MANAGER: AGGRESSIVE  Management fee               0.58%

                           Distribution and Service     None
                           (12b-1) fee

                           Other expenses               0.52%

                           Total annual fund operating  1.10%
                           expensesA


   A EFFECTIVE AUGUST 1, 1994 AND SEPTEMBER 22, 1999, FMR HAS VOLUNTARILY AGREED TO REIMBURSE ASSET MANAGER: INCOME AND ASSET
MANAGER: AGGRESSIVE TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING COSTS, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE NET ASSETS, EXCEED 0.85% AND 1.20%. THESE ARRANGEMENTS CAN BE DISCONTINUED BY FMR AT ANY TIME.

The following information replaces similar information found in the "Fund Management" section on page 20.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements the information found in the "Fund Management" section on page 20.

(small solid bullet) Fidelity Investments Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

The following information replaces similar information found in the "Fund Management" section on page 20.

FMR pays FIMM, FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.